Accrued expenses (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following:

	As of March 31,
	2026	2025
Accrued payroll	$116,012	$330,812
Audit fees	91,420	—
Legal costs	83,134	—
Accrued Interest	61,482	12,000
Accrued rental fee	36,130	167,358
Accrued Nasdaq annual listing and registrar fees	18,125	—
Accrued financial advisory fee	14,000	—
Other	4,994	6,443
Total	$425,297	$516,613